Condensed Consolidating Financial Statements Condensed Consolidating Statement of Cash Flows (Details) - USD ($)	3 Months Ended																12 Months Ended
	Jul. 01, 2016		Apr. 01, 2016	[2]	Jan. 01, 2016	[3]	Oct. 02, 2015	[4]	Jul. 03, 2015		Apr. 03, 2015	[6]	Jan. 02, 2015		Oct. 03, 2014	[8]	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014	Jun. 28, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Assets	$ 32,862,000,000								$ 15,170,000,000								$ 32,862,000,000	$ 15,170,000,000
Net income (loss)	(366,000,000)	[1]	$ 74,000,000		$ 251,000,000		$ 283,000,000		220,000,000	[5]	$ 384,000,000		$ 438,000,000	[7]	$ 423,000,000		242,000,000	1,465,000,000	$ 1,617,000,000
Operating Cash Flows, Direct Method [Abstract]
Depreciation and amortization																	1,154,000,000	1,114,000,000	1,244,000,000
Stock-based compensation																	191,000,000	162,000,000	156,000,000
Deferred income taxes																	(149,000,000)	28,000,000	(13,000,000)
Gain from insurance recovery													$ (37,000,000)				0	(37,000,000)	(65,000,000)
Loss on disposal of assets																	22,000,000	17,000,000	40,000,000
Amortization of debt discount and issuance costs																	36,000,000	0	0
Loss on settlement of convertible debt																	58,000,000	0	0
Non-cash portion of employee termination, asset impairment and other charges																	41,000,000	86,000,000	62,000,000
Other non-cash operating activities, net																	11,000,000	0	9,000,000
Accounts receivable, net																	466,000,000	458,000,000	(175,000,000)
Inventories																	306,000,000	(143,000,000)	0
Accounts payable																	(299,000,000)	(148,000,000)	(32,000,000)
Accounts payable to related parties																	(115,000,000)	0	0
Accrued arbitration award																	0	(758,000,000)	52,000,000
Accrued expenses																	102,000,000	35,000,000	(56,000,000)
Accrued compensation																	(94,000,000)	(134,000,000)	7,000,000
Other assets and liabilities, net																	11,000,000	97,000,000	(30,000,000)
Net Cash Provided by (Used in) Operating Activities																	1,983,000,000	2,242,000,000	2,816,000,000
Additional Cash Flow Elements, Investing Activities [Abstract]
Purchases of property, plant and equipment																	(584,000,000)	(612,000,000)	(628,000,000)
Acquisitions, net of cash acquired																	(9,835,000,000)	(257,000,000)	(823,000,000)
Purchases of investments																	(632,000,000)	(857,000,000)	(561,000,000)
Proceeds from sales and maturities of investments																	(1,609,000,000)	(768,000,000)	(72,000,000)
Notes receivable issuances to Flash Ventures																	(106,000,000)	0	0
Notes receivable proceeds from Flash Ventures																	16,000,000	0	0
Strategic investments and other, net																	(76,000,000)	5,000,000	4,000,000
Return of capital from subsidiaries																		0
Intercompany loan to consolidated subsidiary																	0	0	0
Advances to (from) parent and consolidated subsidiaries																	0	0	0
Net Cash Provided by (Used in) Investing Activities																	(9,608,000,000)	(953,000,000)	(1,936,000,000)
Additional Cash Flow Elements, Financing Activities [Abstract]
Issuance of stock under employee stock plans																	117,000,000	212,000,000	187,000,000
Taxes paid on vested stock awards under employee stock plans																	(50,000,000)	(64,000,000)	(32,000,000)
Excess tax benefits from employee stock plans																	7,000,000	19,000,000	60,000,000
Proceeds from acquired call option																	409,000,000	0	0
Settlement of convertible debt																	(2,611,000,000)	0	0
Repurchases of common stock																	(60,000,000)	(970,000,000)	(816,000,000)
Proceeds from revolving credit facility																	125,000,000	0	0
Repayment of revolving credit facility																	(380,000,000)	0	0
Dividends paid to shareholders																	(464,000,000)	(396,000,000)	(259,000,000)
Repayment of debt																	(2,313,000,000)	(125,000,000)	(2,517,000,000)
Proceeds from debt																	17,108,000,000	255,000,000	2,992,000,000
Debt issuance costs																	(524,000,000)	0	0
Payment upon settlement of acquired warrants																	(613,000,000)	0	0
Return of capital to parent																		0
Intercompany loan from parent																	0	0	0
Change in investment in consolidated subsidiaries																	0	0	0
Net cash provided by (used in) financing activities																	10,751,000,000	(1,069,000,000)	(385,000,000)
Effect of exchange rate changes on cash																	1,000,000	0	0
Cash and Cash Equivalents, Period Increase (Decrease)																	3,127,000,000	220,000,000	495,000,000
Cash and Cash Equivalents, at Carrying Value	8,151,000,000								5,024,000,000								8,151,000,000	5,024,000,000	4,804,000,000	$ 4,309,000,000
Accounts receivable, net	1,461,000,000								1,532,000,000								1,461,000,000	1,532,000,000
Accrued expenses	995,000,000								470,000,000								995,000,000	470,000,000
Consolidation, Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Assets	(55,876,000,000)								(25,006,000,000)								(55,876,000,000)	(25,006,000,000)
Net income (loss)																	(713,000,000)	(2,905,000,000)	(3,155,000,000)
Operating Cash Flows, Direct Method [Abstract]
Net Cash Provided by (Used in) Operating Activities																	(124,000,000)	3,000,000	(5,000,000)
Additional Cash Flow Elements, Investing Activities [Abstract]
Purchases of property, plant and equipment																	0	0	0
Acquisitions, net of cash acquired																	0	0	0
Purchases of investments																	0	0	0
Proceeds from sales and maturities of investments																	0	0	0
Notes receivable issuances to Flash Ventures																	0
Notes receivable proceeds from Flash Ventures																	0
Strategic investments and other, net																	0	0	0
Return of capital from subsidiaries																		(255,000,000)
Intercompany loan to consolidated subsidiary																	5,960,000,000	60,000,000	35,000,000
Advances to (from) parent and consolidated subsidiaries																	9,170,000,000	(903,000,000)	250,000,000
Net Cash Provided by (Used in) Investing Activities																	15,130,000,000	(1,098,000,000)	285,000,000
Additional Cash Flow Elements, Financing Activities [Abstract]
Issuance of stock under employee stock plans																	0	0	0
Taxes paid on vested stock awards under employee stock plans																	0	0	0
Excess tax benefits from employee stock plans																	0	0	0
Proceeds from acquired call option																	0
Settlement of convertible debt																	0
Repurchases of common stock																	0	0	0
Proceeds from revolving credit facility																	0
Repayment of revolving credit facility																	0
Dividends paid to shareholders																	0	0	0
Repayment of debt																	0	0	0
Proceeds from debt																	0	0	0
Debt issuance costs																	0
Payment upon settlement of acquired warrants																	0
Return of capital to parent																		255,000,000
Intercompany loan from parent																	(5,960,000,000)	(60,000,000)	(35,000,000)
Change in investment in consolidated subsidiaries																	(9,046,000,000)	900,000,000	(245,000,000)
Net cash provided by (used in) financing activities																	(15,006,000,000)	1,095,000,000	(280,000,000)
Effect of exchange rate changes on cash																	0
Cash and Cash Equivalents, Period Increase (Decrease)																	0	0	0
Cash and Cash Equivalents, at Carrying Value	0								0								0	0	0	0
Accounts receivable, net	0								0								0	0
Accrued expenses	20,000,000								6,000,000								20,000,000	6,000,000
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Assets	30,767,000,000								14,458,000,000								30,767,000,000	14,458,000,000
Net income (loss)																	396,000,000	1,370,000,000	1,537,000,000
Operating Cash Flows, Direct Method [Abstract]
Net Cash Provided by (Used in) Operating Activities																	1,299,000,000	2,066,000,000	2,898,000,000
Additional Cash Flow Elements, Investing Activities [Abstract]
Purchases of property, plant and equipment																	(351,000,000)	(423,000,000)	(423,000,000)
Acquisitions, net of cash acquired																	3,932,000,000	(241,000,000)	(808,000,000)
Purchases of investments																	(632,000,000)	(727,000,000)	(48,000,000)
Proceeds from sales and maturities of investments																	(1,609,000,000)	(138,000,000)	0
Notes receivable issuances to Flash Ventures																	(106,000,000)
Notes receivable proceeds from Flash Ventures																	16,000,000
Strategic investments and other, net																	(32,000,000)	(1,000,000)	4,000,000
Return of capital from subsidiaries																		0
Intercompany loan to consolidated subsidiary																	0	0	0
Advances to (from) parent and consolidated subsidiaries																	(229,000,000)	2,000,000	0
Net Cash Provided by (Used in) Investing Activities																	4,207,000,000	(1,252,000,000)	(1,275,000,000)
Additional Cash Flow Elements, Financing Activities [Abstract]
Issuance of stock under employee stock plans																	0	0	0
Taxes paid on vested stock awards under employee stock plans																	0	0	0
Excess tax benefits from employee stock plans																	0	0	0
Proceeds from acquired call option																	409,000,000
Settlement of convertible debt																	(2,611,000,000)
Repurchases of common stock																	0	0	0
Proceeds from revolving credit facility																	0
Repayment of revolving credit facility																	(255,000,000)
Dividends paid to shareholders																	0	0	0
Repayment of debt																	0	0	(1,954,000,000)
Proceeds from debt																	0	255,000,000	0
Debt issuance costs																	0
Payment upon settlement of acquired warrants																	(613,000,000)
Return of capital to parent																		(255,000,000)
Intercompany loan from parent																	(40,000,000)	60,000,000	35,000,000
Change in investment in consolidated subsidiaries																	185,000,000	10,000,000	934,000,000
Net cash provided by (used in) financing activities																	(2,925,000,000)	70,000,000	(985,000,000)
Effect of exchange rate changes on cash																	1,000,000
Cash and Cash Equivalents, Period Increase (Decrease)																	2,582,000,000	884,000,000	638,000,000
Cash and Cash Equivalents, at Carrying Value	6,945,000,000								4,363,000,000								6,945,000,000	4,363,000,000	3,479,000,000	2,841,000,000
Accounts receivable, net	476,000,000								207,000,000								476,000,000	207,000,000
Accrued expenses	404,000,000								170,000,000								404,000,000	170,000,000
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Assets	32,974,000,000								16,350,000,000								32,974,000,000	16,350,000,000
Net income (loss)																	317,000,000	1,535,000,000	1,618,000,000
Operating Cash Flows, Direct Method [Abstract]
Net Cash Provided by (Used in) Operating Activities																	1,018,000,000	150,000,000	(111,000,000)
Additional Cash Flow Elements, Investing Activities [Abstract]
Purchases of property, plant and equipment																	(233,000,000)	(189,000,000)	(205,000,000)
Acquisitions, net of cash acquired																	(13,767,000,000)	(16,000,000)	(15,000,000)
Purchases of investments																	0	(130,000,000)	(513,000,000)
Proceeds from sales and maturities of investments																	0	(630,000,000)	(72,000,000)
Notes receivable issuances to Flash Ventures																	0
Notes receivable proceeds from Flash Ventures																	0
Strategic investments and other, net																	(10,000,000)	6,000,000	0
Return of capital from subsidiaries																		255,000,000
Intercompany loan to consolidated subsidiary																	40,000,000	(60,000,000)	(35,000,000)
Advances to (from) parent and consolidated subsidiaries																	(96,000,000)	(114,000,000)	(921,000,000)
Net Cash Provided by (Used in) Investing Activities																	(14,066,000,000)	382,000,000	(1,617,000,000)
Additional Cash Flow Elements, Financing Activities [Abstract]
Issuance of stock under employee stock plans																	0	0	0
Taxes paid on vested stock awards under employee stock plans																	0	0	0
Excess tax benefits from employee stock plans																	0	0	0
Proceeds from acquired call option																	0
Settlement of convertible debt																	0
Repurchases of common stock																	0	0	0
Proceeds from revolving credit facility																	125,000,000
Repayment of revolving credit facility																	(125,000,000)
Dividends paid to shareholders																	0	0	0
Repayment of debt																	(2,313,000,000)	(125,000,000)	(563,000,000)
Proceeds from debt																	3,000,000,000	0	2,992,000,000
Debt issuance costs																	(27,000,000)
Payment upon settlement of acquired warrants																	0
Return of capital to parent																		0
Intercompany loan from parent																	6,000,000,000	0	0
Change in investment in consolidated subsidiaries																	6,933,000,000	(1,071,000,000)	(844,000,000)
Net cash provided by (used in) financing activities																	13,593,000,000	(1,196,000,000)	1,585,000,000
Effect of exchange rate changes on cash																	0
Cash and Cash Equivalents, Period Increase (Decrease)																	545,000,000	(664,000,000)	(143,000,000)
Cash and Cash Equivalents, at Carrying Value	1,206,000,000								661,000,000								1,206,000,000	661,000,000	1,325,000,000	1,468,000,000
Accounts receivable, net	985,000,000								1,325,000,000								985,000,000	1,325,000,000
Accrued expenses	462,000,000								180,000,000								462,000,000	180,000,000
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Assets	24,997,000,000								9,368,000,000								24,997,000,000	9,368,000,000
Net income (loss)																	242,000,000	1,465,000,000	1,617,000,000
Operating Cash Flows, Direct Method [Abstract]
Net Cash Provided by (Used in) Operating Activities																	(210,000,000)	23,000,000	34,000,000
Additional Cash Flow Elements, Investing Activities [Abstract]
Purchases of property, plant and equipment																	0	0	0
Acquisitions, net of cash acquired																	0	0	0
Purchases of investments																	0	0	0
Proceeds from sales and maturities of investments																	0	0	0
Notes receivable issuances to Flash Ventures																	0
Notes receivable proceeds from Flash Ventures																	0
Strategic investments and other, net																	(34,000,000)	0	0
Return of capital from subsidiaries																		0
Intercompany loan to consolidated subsidiary																	(6,000,000,000)	0	0
Advances to (from) parent and consolidated subsidiaries																	(8,845,000,000)	1,015,000,000	671,000,000
Net Cash Provided by (Used in) Investing Activities																	(14,879,000,000)	1,015,000,000	671,000,000
Additional Cash Flow Elements, Financing Activities [Abstract]
Issuance of stock under employee stock plans																	117,000,000	212,000,000	187,000,000
Taxes paid on vested stock awards under employee stock plans																	(50,000,000)	(64,000,000)	(32,000,000)
Excess tax benefits from employee stock plans																	7,000,000	19,000,000	60,000,000
Proceeds from acquired call option																	0
Settlement of convertible debt																	0
Repurchases of common stock																	(60,000,000)	(970,000,000)	(816,000,000)
Proceeds from revolving credit facility																	0
Repayment of revolving credit facility																	0
Dividends paid to shareholders																	(464,000,000)	(396,000,000)	(259,000,000)
Repayment of debt																	0	0	0
Proceeds from debt																	14,108,000,000	0	0
Debt issuance costs																	(497,000,000)
Payment upon settlement of acquired warrants																	0
Return of capital to parent																		0
Intercompany loan from parent																	0	0	0
Change in investment in consolidated subsidiaries																	1,928,000,000	161,000,000	155,000,000
Net cash provided by (used in) financing activities																	15,089,000,000	(1,038,000,000)	(705,000,000)
Effect of exchange rate changes on cash																	0
Cash and Cash Equivalents, Period Increase (Decrease)																	0	0	0
Cash and Cash Equivalents, at Carrying Value	0								0								0	0	$ 0	$ 0
Accounts receivable, net	0								0								0	0
Accrued expenses	$ 109,000,000								$ 114,000,000								$ 109,000,000	$ 114,000,000

[1]	Includes $122 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and Restructuring Plan, and $116 million of costs related to the acquisition of SanDisk.
[2]	Includes $140 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and business realignment and $16 million of costs related to the acquisition of SanDisk.
[3]	Includes $27 million of employee termination, asset impairment and other charges related to business realignment, $32 million of charges related to interest on an arbitration award and $27 million of costs related to the acquisition of SanDisk.
[4]	Includes $56 million of employee termination, asset impairment and other charges related to business realignment.
[5]	Includes $104 million of employee termination, asset impairment and other charges.
[6]	Includes $10 million of employee termination, asset impairment and other charges.
[7]	Includes $53 million of employee termination, asset impairment and other charges, $1 million of charges related to interest on an arbitration award and a $37 million gain on flood-related insurance recovery.
[8]	Includes $9 million of employee termination, asset impairment and other charges and $14 million of charges related to interest on an arbitration award.